Accounts Receivable, Net	6 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

4. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net is comprised of the following:

	As of
	December 31, 2024	June 30, 2025
	US$	US$
Accounts receivable	779,636	1,393,762
Allowance for expected credit losses	(326,813)	(323,511)
Accounts receivable, net	452,823	1,070,251

Movements of allowance for expected credit losses were as follows:

	As of
	December 31, 2024	June 30, 2025
	US$	US$
Balance, beginning of the year/period	13,864	326,813
Addition	311,539	—
Exchange realignment	1,410	(3,302)
Balance, end of year/period	326,813	323,511

Accounts receivable, net as of December 31, 2024 and June 30, 2025 are aged within two years.